INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Total	$ 11,767	$ 14,386
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,903	3,885
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,929	1,992
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	1,748	1,806
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,073	1,159
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	825	814
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	714	769
Indian telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	537	0
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	491	472
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	292	283
Brazilian electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	270	401
Other
Disclosure of information for cash-generating units [line items]
Total	985	1,047
Australian export terminal
Disclosure of information for cash-generating units [line items]
Total	0	$ 1,758
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of information for cash-generating units [line items]
Total	641
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	$ 73